OTHER EXPENSE (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER EXPENSES
	For the three months ended March 31,
	2024	2023
Share issue costs	$598,529	$-
Write off of accounts (payable) receivable	(48,833)	-
Other	2,598	424
	$525,948	$424